Investment in equity investees (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investment Summarized Financial Information Income Statement Abstract
Income Tax Expense Benefit	$ 58,279	$ (251,327)	$ (26,403)
Equity Method Investee Member
Equity Method Investment Summarized Financial Information Income Statement Abstract
Revenues	715,966	1,302,637	796,185
Expenses	343,100	1,024,713	570,450
Income Tax Expense Benefit	43,993	39,301	(36,914)
Equity Method Investment Summarized Financial Information Net Income Loss	328,873	238,623	262,649
Equity Method Investment Summarized Financial Information Abstract
Equity Method Investment Summarized Financial Information Assets	7,421,225	5,987,802
Equity Method Investment Summarized Financial Information Liabilities	$ 5,182,478	$ 4,036,484